UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-21172

DWS RREEF Real Estate Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period:09/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS RREEF Real Estate Fund, Inc.

	Shares	Value ($)

Common Stocks 145.0%
Real Estate Investment Trusts (“REITs”) 145.0%
Apartments 21.8%
American Campus Communities, Inc.	276,704	9,374,732
Apartment Investment & Management Co. "A"	42,759	1,497,420
AvalonBay Communities, Inc.	142,200	13,995,324
Camden Property Trust	347,300	15,927,178
UDR, Inc.	448,050	11,716,507

		52,511,161
Diversified 17.1%
Annaly Capital Management, Inc.	642,450	8,640,952
Capstead Mortgage Corp.	306,400	3,355,080

Colonial Properties Trust	424,900	7,941,381
Duke Realty Corp.	681,900	16,761,102
Hatteras Financial Corp.	55,000	1,276,000
Hatteras Financial Corp. 144A	135,050	3,133,160

		41,107,675
Health Care 21.3%
Cogdell Spencer, Inc.	366,500	5,878,660
Medical Properties Trust, Inc.	183,840	2,086,584
OMEGA Healthcare Investors, Inc.	325,200	6,393,432
Senior Housing Properties Trust	613,700	14,624,471
Ventas, Inc.	454,350	22,453,977

		51,437,124
Hotels 8.3%
Ashford Hospitality Trust	98,900	400,545
Canyon Ranch Holdings LLC (Units) (a)	230,400	4,801,017
DiamondRock Hospitality Co.	660,050	6,006,455
FelCor Lodging Trust, Inc.	998,300	7,147,828
Hospitality Properties Trust	76,100	1,561,572

		19,917,417
Industrial 12.7%
DCT Industrial Trust, Inc.	906,350	6,788,562
Liberty Property Trust	633,900	23,866,335

		30,654,897
Office 19.3%
BioMed Realty Trust, Inc.	209,500	5,541,275
Highwoods Properties, Inc.	364,650	12,966,954
HRPT Properties Trust	1,775,271	12,231,617
Mack-Cali Realty Corp.	468,800	15,878,256

		46,618,102
Regional Malls 18.2%
CBL & Associates Properties, Inc.	762,064	15,302,245
General Growth Properties, Inc.	378,450	5,714,595
Simon Property Group, Inc.	174,747	16,950,459
The Macerich Co.	91,000	5,792,150

		43,759,449
Shopping Centers 18.4%
Developers Diversified Realty Corp.	188,200	5,964,058
Inland Real Estate Corp.	806,700	12,657,123
National Retail Properties, Inc.	204,250	4,891,788
Realty Income Corp.	227,750	5,830,400
Regency Centers Corp.	223,216	14,886,275

		44,229,644
Storage 7.9%
Extra Space Storage, Inc.	1,233,797	18,951,122

Total Common Stocks (Cost $310,176,546)		349,186,591
Preferred Stocks 20.3%
Real Estate Investment Trusts 20.3%
Apartments 1.9%
Associated Estates Realty Corp., 8.7%, Series II	221,000	4,475,250
Diversified Financial Services 0.3%
NorthStar Realty Finance Corp., 8.25%, Series B	68,400	623,808

Health Care 1.9%
LTC Properties, Inc., 8.0%, Series F	223,200	4,664,880
Hotels 5.3%
Eagle Hospitality Properties Trust, Inc., 8.25%, Series A	176,800	1,821,162
Strategic Hotels & Resorts, Inc., 8.25%, Series A	167,500	2,043,500
Strategic Hotels & Resorts, Inc., 8.25%, Series B	59,600	685,400
Sunstone Hotel Investors, Inc., 8.0%, Series A	196,500	2,880,690
W2007 Grace Acquisition I, Inc., 8.75%, Series B	489,000	5,286,945

12,717,697
Office 1.4%
Digital Realty Trust, Inc., 8.5%, Series A	183,300	3,409,838
Regional Malls 1.5%
Taubman Centers, Inc., 8.0%, Series G	170,747	3,671,061
Shopping Centers 7.9%
Cedar Shopping Centers, Inc., 8.875%, Series A	150,000	3,300,000
Kimco Realty Corp., 7.75%, Series G	219,300	4,475,913
Saul Centers, Inc., 9.0%, Series B	193,750	4,165,625
Urstadt Biddle Properties, Inc., 8.5%, Series C	75,000	7,059,375

19,000,913
Storage 0.1%
Public Storage, Inc., 10.0%, Series A	12,800	333,312

Total Preferred Stocks (Cost $66,445,539)	48,896,759
% of Net Assets	Value ($)

Total Investment Portfolio (Cost $376,622,085) †	165.3	398,083,350
Notes Payable	(0.1)	(150,000)
Other Assets and Liabilities, Net	1.2	2,894,704
Preferred Stock, at Liquidation Value	(66.4)	(160,000,000)*

Net Assets Applicable to Common Shareholders	100.0	240,828,054**

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

As previously announced, the DWS RREEF Real Estate Fund, Inc. (the “Fund”) has made a partial redemption of the Preferred Stock. As of November 25, 2008, the Fund has redeemed $85 million of the outstanding $160 million of Preferred Stock. In addition to this redemption, the Fund’s Board has also authorized such additional Preferred Stock redemptions as may be necessary to ensure the Fund’s compliance with applicable Preferred Stock asset coverage requirements.

**	At November 25, 2008, as a result of recent market volatility, the net assets applicable to common shareholders are $45,511,860.
†

The cost for federal income tax purposes was $376,630,403. At September 30, 2008, net unrealized appreciation for all securities based on tax cost was $21,452,947. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $81,172,841 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $59,719,894.

(a)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Acquisition Cost ($)	Value ($)	Value as a % of Net Assets
Canyon Ranch Holdings LLC	January 2005	5,760,000	4,801,017	2.0

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At September 30, 2008, open interest rate swap contracts were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Appreciation/ (Depreciation) ($)

1/28/2003 1/28/2010	40,000,000[1]	Fixed — 3.769%	USD — Floating LIBOR BBA	(300,424)
1/28/2003 1/28/2013	40,000,000[1]	Fixed — 4.258%	USD — Floating LIBOR BBA	(594,044)
1/29/2008 1/29/2015	40,000,000[1]	Fixed — 3.941%	USD — Floating LIBOR BBA	659,524
1/29/2008 1/29/2018	40,000,000[1]	Fixed — 4.27%	USD — Floating LIBOR BBA	555,764
Total net unrealized appreciation				320,820

Counterparty:
[1] UBS Securities LLC
BBA: British Bankers’ Association
LIBOR: Represents the London InterBank Offered Rate.
REIT: Real Estate Investment Trust

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 388,328,011	$ -
Level 2	-	320,820
Level 3	9,755,339	-
Total	$ 398,083,350	$ 320,820

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at September 30, 2008.

Investments in Securities
Balance as of January 1, 2008	$ 11,521,508
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(1,766,169)
Amortization Premium/Discount	-
Net purchases (sales)	-
Net transfers in (out) of Level 3	-

Balance as of September 30, 2008	$ 9,755,339

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS  157"), effective at the beginning of the Fund’s fiscal year. FAS  157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DWS Global Commodities Stock Fund, Inc.

Daily Assets Fund Institutional, a series of DWS Institutional Funds

DWS Commodity Securities Fund, a series of DWS Institutional Funds

The European Equity Fund, Inc.

The New Germany Fund, Inc.

Cash Management Portfolio

Prime Series, a series of Cash Reserve Fund, Inc.

DWS RREEF Global Real Estate Securities Fund, a series of DWS Advisor Funds

DWS RREEF Real Estate Securities Fund, a series of DWS Advisor Funds

NY Tax Free Money Fund, a series of DWS Advisor Funds

Tax Free Money Fund Investment, a series of DWS Advisor Funds

DWS Communications Fund, Inc.

DWS Equity 500 Index Portfolio

DWS RREEF Global Infrastructure Fund, a series of DWS Global/International Fund, Inc.

Cash Management Fund Institutional, a series of DWS Institutional Funds

Cash Reserves Fund Institutional, a series of DWS Institutional Funds

DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

DWS Equity 500 Index Fund, a series of DWS Institutional Funds

DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

DWS S&P 500 Index Fund, a series of DWS Investment Trust

DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

DWS Money Market Series, a series of DWS Money Market Trust

DWS RREEF Real Estate Fund II, Inc.

DWS RREEF Real Estate Fund, Inc.

DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

DWS Variable Series I

DWS Variable Series II

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	November 14, 2008